INTANGIBLE ASSETS - CRYPTOCURRENCIES	12 Months Ended
Dec. 31, 2021
INTANGIBLE ASSETS- CRYPTOCURRENCIES
INTANGIBLE ASSETS - CRYPTOCURRENCIES

9. INTANGIBLE ASSETS- CRYPTOCURRENCIES

The Group’s intangible assets - cryptocurrencies comprise the following:

	December 31,	December 31,	December 31,
	2020	2021	2021
	RMB	RMB	US$
			(Note 3)
Bitcoins (BTC) <1>	—	128,581,349	20,177,220
Tether (USDT) <3>	—	8,424,472	1,321,983
Less: Impairment of cryptocurrencies	—	(50,887,472)	(7,985,355)

Total	—	86,118,349	13,513,848

<1> Bitcoins (BTC)

Since February 2021, the Group has generated Bitcoin mining revenues through provision of computing power, or hash rate, in crypto asset transaction verification services to Bitcoin mining pools. In exchange for that, the Group is entitled to receive a fractional share of the Bitcoin award from the Bitcoin mining pools. The transaction consideration received is noncash consideration, which the Group measures at fair value on the date received, which is not materially different than the fair value at contract inception. The consideration is all variable. Because it is not probable that a significant reversal of cumulative revenue will not occur, the consideration is constrained until the mining pools successfully place a block and the Group received the consideration, at which time revenue and intangible assets are recognized. As of December 31, 2021, the Group owned 393 Bitcoins.

To ensure the safety of the Group’s Bitcoins, the Group keeps 200 of its Bitocoins in Coinbase Custody and the remaining in the Group’s Bitcoin electronic wallet. The wallet was designated to have a dedicated multi-signature system. More than half of the signatories’ approval is required for transferring Bitcoins out from the wallet. Six management level employees of The9 were assigned as the signatories. Each signatory holds an electronic private key, or password. In order to ensure the password will not be forgotten or lost by the signatory, each password was kept in a safe box at a bank. The safe boxes were opened under the names of two wholly-owned subsidiaries of the Company.

<2> Chia (XCH)

Since June 2021, the Group also started the mining of Chia. The Group generates Chia mining revenues through provision of computing storage space to the main networks. In exchange for that, the Group is entitled to receive a fractional share of the Chia awards from the main networks. The Group recognizes Chia mining revenue and the intangible assets at fair value on the date the Group received the Chia awards. The Group received 3,113 Chia coins in total in 2021. As of December 31, 2021, all the Chia that the Group owned have been converted into 547,966 USDT.

<3> Tether (USDT)

Tether is a stablecoin because it was originally designed to always be worth US$1. Since the Group turned the business focus to blockchain industry, from time to time the Group needs to make certain payments in USDT. Therefore the Group uses US$ to purchase USDT from time to time. As of December 31, 2021, the Group owned 1,321,341 USDT.

Among these intangible assets, the Group had pledged 110 Bitcoins and 1,500,000 USDT to a third party company for the cooperation on Filecoin mining. Since March 2021, the Group started the mining of Filecoin. Unlike other cryptocurrency mining, Filecoin mining main network requires miners not only to contribute mining machines with computing storage space, but miners also need to pledge certain amount of Filecoins to the main network to start the Filecoin mining. Then Filecoin main network will reward the miners by Filecoin awards. As such, the Group cooperated with a third-party company where the Group contributes mining machines and the third party contributes Filecoins for pledging to the Filcoin main network. Under this mining cooperation, the Group pledged 110 Bitcoins and 1,500,000 USDT to the third party as security to ensure the third party can receive Filecoins being mined according to the agreed distribution schedule. As of December 31, 2021, all the Filecoins being mined were distributed to the third party according to the agreed distribution schedule and the Group did not own Filecoin as of December 31, 2021. Since it is not probable that a significant reversal of cumulative revenue will not occur, the Group had not recognized any Filecoin mining revenue yet as of December 31, 2021. When the Group starts to own the Filecoins being mined, the Group will start to recognize Filecoin mining revenue and the intangible assets at fair value on the date the Group receives and owns the Filecoin awards. Based on the agreed mining distribution schedule with the third party company, 40 Bitcoins and 1,500,000 USDT were release from the pledge in September 2021 and only 70 Bitcoins were still under pledge.

The useful life of a digital asset is indefinite, thus it shall not be amortized but should be tested for impairment on annually and more frequently if events or changes in circumstances indicate that it is more likely than not that the indefinite-lived asset is impaired. Impairment of cryptocurrency exists when the carrying amount exceeds its fair value at any time subsequent to its acquisition and will require us to recognize an impairment charge. To the extent an impairment loss is recognized, the loss establishes the new cost basis of the asset. Subsequent reversal of impairment losses is not permitted.